POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 AND MARCH 1, 2017 OF:

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 31, the third sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process” is deleted and replaced with the following:

The Creation Unit will be transferred no later than the second Business Day following the Transmittal Date (“T+2”).

•	On page 32, the fifth sentence of the fourth paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 34, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Redemption Cash Component (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by the second NSCC Business Day following the Transmittal Date.

•	On page 34, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Trust will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner), which are expected to be delivered to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 35, the chart and the sentence immediately preceding it, under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Deposit Securities must be received by the Fund’s account through DTC.

For cash creations:

Deposit Cash must be received by the Custodian

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations, when permitted)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner. (For cash redemptions, Cash Redemption Amount will be transferred.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner. (For cash redemptions, Cash Redemption Amount will be transferred.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-MAA-SOAI-SUP-1 082317

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 AND MARCH 1, 2017 OF:

PowerShares Active U.S. Real Estate Fund

PowerShares Multi-Strategy Alternative Portfolio

PowerShares S&P 500® Downside Hedged Portfolio

PowerShares Variable Rate Investment Grade Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 40, the third sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process” is deleted and replaced with the following:

The Creation Unit will be transferred no later than the second Business Day following the Transmittal Date (“T+2”).

•	On page 41, the first sentence of the fifth paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 43, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Cash Redemption Amount (or, for in-kind redemptions, Fund Securities and the Redemption Cash Component) will be transferred by the second NSCC Business Day following the Transmittal Date.

•	On page 43, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Trust will then initiate procedures to transfer the requisite Cash Redemption Amount or Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner), as applicable, which are expected to be delivered to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 44, the chart and the sentence immediately preceding it, under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)

Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Deposit Securities must be received by the Fund’s account through DTC.

For cash creations:

Deposit Cash must be received by the Custodian

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations, when permitted)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner. (For cash redemptions, Cash Redemption Amount will be transferred.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not

in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner. (For cash redemptions, Cash Redemption Amount will be transferred.)

Custom Orders (for in-kind redemptions, when permitted)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash

Component, if any,

is due.

* If the order is not

in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-10-SUP-1 082317